Lines of Credit and Debt - Interest Rate, Corresponding Maturities, and Contingent Conversion Periods of Cash Convertible Notes (Details) - Cash Convertible Notes	Dec. 31, 2017
2019 Notes
Debt Instrument [Line Items]
Annual interest rate	0.375%
2021 Notes
Debt Instrument [Line Items]
Annual interest rate	0.875%
2023 Notes
Debt Instrument [Line Items]
Annual interest rate	0.50%
2024 Notes
Debt Instrument [Line Items]
Annual interest rate	1.00%